Accrued Expenses	12 Months Ended
Dec. 31, 2016
Accrued Liabilities Current And Noncurrent [Abstract]
Accrued Expenses
NOTE 10 - ACCRUED EXPENSES
Accrued expenses as of December 31, 2016 and 2015 consisted of the following:

	December 31, 2016	December 31, 2015
Accrued voyage expenses	$ 1,526	$ 1,411
Accrued loan interest	700	864
Accrued legal and professional fees	2,219	241

Total accrued expenses	$ 4,445	$ 2,516

Included in accrued legal and professional fees is the amount of $1,650 that was authorized and approved by the compensation committee of Navios Partners in December 2016 and for which all service conditions have been met as of December 31, 2016. The compensation committee of Navios Partners also authorized and approved an additional $1,650 payment to the directors and/or officers of the Company subject to fulfillment of certain service conditions in 2017. The total amount of $ 1,650, $0 and $0 has been recorded in general and administrative expenses in the consolidated Statements of Operations for the year ended December 31, 2016, 2015 and 2014 respectively.